UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

ALTSHARES TRUST

(exact name of registrant as specified in charter)

104 Fifth Avenue, 9th Floor, New York, NY 10011

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

104 Fifth Avenue

9th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders.

(a)	Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

AltShares Event-Driven ETF EVNT

AltShares Merger Arbitrage ETF ARB

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about AltShares Event-Driven ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Event-Driven ETF	$140	1.31%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance sourced from both equity-based special situations investments and equity-based merger arbitrage investments, though credit-based investments also contributed to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Industrials and communications services were the top Fund’s performing sectors. No sectors detracted from returns for the period. Top contributors included the Fund’s positions in Boeing, in the acquisition of United States Steel by Nippon Steel, and in Marcus Corp. Top detractors included the Fund’s investments in the acquisition of Cross Country Healthcare by Aya Healthcare, Penn Entertainment, and the acquisition of ChampionX by Schlumberger.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	AltShares Event-Driven ETF $16,458	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,802	$9,806	$10,000	$9,891
7/31/15	$9,753	$10,012	$10,000	$9,960
8/31/15	$9,476	$9,408	$10,001	$9,945
9/30/15	$9,209	$9,175	$10,001	$10,013
10/31/15	$9,348	$9,949	$10,001	$10,014
11/30/15	$9,170	$9,979	$10,001	$9,988
12/31/15	$9,148	$9,821	$10,005	$9,956
1/31/16	$9,078	$9,334	$10,005	$10,093
2/29/16	$9,058	$9,321	$10,007	$10,164
3/31/16	$9,108	$9,954	$10,012	$10,257
4/30/16	$9,268	$9,992	$10,015	$10,297
5/31/16	$9,288	$10,172	$10,016	$10,299
6/30/16	$9,248	$10,198	$10,019	$10,485
7/31/16	$9,387	$10,574	$10,022	$10,551
8/31/16	$9,537	$10,589	$10,024	$10,539
9/30/16	$9,517	$10,591	$10,029	$10,533
10/31/16	$9,407	$10,398	$10,031	$10,452
11/30/16	$9,358	$10,783	$10,033	$10,205
12/31/16	$9,567	$10,996	$10,037	$10,219
1/31/17	$9,617	$11,204	$10,042	$10,239
2/28/17	$9,677	$11,649	$10,046	$10,308
3/31/17	$9,836	$11,663	$10,048	$10,303
4/30/17	$9,886	$11,783	$10,054	$10,382
5/31/17	$9,966	$11,948	$10,060	$10,462
6/30/17	$9,966	$12,023	$10,068	$10,452
7/31/17	$9,936	$12,270	$10,077	$10,497
8/31/17	$9,956	$12,308	$10,086	$10,591
9/30/17	$9,986	$12,562	$10,095	$10,540
10/31/17	$10,016	$12,855	$10,104	$10,546
11/30/17	$10,006	$13,249	$10,112	$10,533
12/31/17	$10,126	$13,396	$10,123	$10,581
1/31/18	$10,146	$14,163	$10,135	$10,459
2/28/18	$10,066	$13,641	$10,145	$10,360
3/31/18	$9,936	$13,295	$10,159	$10,427
4/30/18	$9,976	$13,346	$10,173	$10,349
5/31/18	$10,106	$13,667	$10,188	$10,423
6/30/18	$10,176	$13,751	$10,205	$10,410
7/31/18	$10,026	$14,263	$10,221	$10,413
8/31/18	$10,016	$14,728	$10,240	$10,480
9/30/18	$9,936	$14,812	$10,255	$10,412
10/31/18	$9,687	$13,799	$10,273	$10,330
11/30/18	$9,787	$14,080	$10,294	$10,391
12/31/18	$9,649	$12,809	$10,313	$10,582
1/31/19	$10,037	$13,835	$10,333	$10,695
2/28/19	$10,067	$14,280	$10,352	$10,689
3/31/19	$10,118	$14,557	$10,374	$10,894
4/30/19	$10,281	$15,147	$10,394	$10,897
5/31/19	$10,067	$14,184	$10,418	$11,090
6/30/19	$10,128	$15,184	$10,440	$11,229
7/31/19	$10,179	$15,402	$10,460	$11,254
8/31/19	$10,057	$15,158	$10,481	$11,546
9/30/19	$10,047	$15,442	$10,500	$11,484
10/31/19	$10,026	$15,776	$10,520	$11,519
11/30/19	$10,251	$16,349	$10,533	$11,513
12/31/19	$10,317	$16,842	$10,548	$11,505
1/31/20	$10,431	$16,836	$10,562	$11,726
2/29/20	$10,296	$15,450	$10,578	$11,937
3/31/20	$10,244	$13,541	$10,609	$11,867
4/30/20	$10,701	$15,277	$10,610	$12,078
5/31/20	$10,857	$16,005	$10,610	$12,134
6/30/20	$11,283	$16,323	$10,611	$12,211
7/31/20	$11,335	$17,244	$10,613	$12,393
8/31/20	$11,730	$18,483	$10,614	$12,293
9/30/20	$11,948	$17,781	$10,615	$12,286
10/31/20	$11,844	$17,308	$10,616	$12,231
11/30/20	$12,665	$19,203	$10,618	$12,351
12/31/20	$14,799	$19,941	$10,619	$12,368
1/31/21	$15,203	$19,740	$10,620	$12,280
2/28/21	$15,295	$20,284	$10,621	$12,102
3/31/21	$15,260	$21,172	$10,621	$11,951
4/30/21	$15,249	$22,302	$10,621	$12,046
5/31/21	$15,307	$22,458	$10,622	$12,085
6/30/21	$15,111	$22,982	$10,621	$12,170
7/31/21	$14,569	$23,528	$10,622	$12,306
8/31/21	$14,673	$24,244	$10,622	$12,283
9/30/21	$14,757	$23,116	$10,623	$12,176
10/31/21	$14,899	$24,735	$10,622	$12,173
11/30/21	$14,247	$24,564	$10,623	$12,209
12/31/21	$14,417	$25,665	$10,624	$12,178
1/31/22	$14,176	$24,337	$10,623	$11,915
2/28/22	$14,161	$23,608	$10,625	$11,782
3/31/22	$14,105	$24,485	$10,628	$11,455
4/30/22	$13,764	$22,350	$10,630	$11,020
5/31/22	$13,679	$22,391	$10,637	$11,091
6/30/22	$13,126	$20,542	$10,639	$10,917
7/31/22	$13,651	$22,437	$10,645	$11,184
8/31/22	$13,750	$21,522	$10,662	$10,868
9/30/22	$13,367	$19,539	$10,688	$10,399
10/31/22	$13,466	$21,121	$10,705	$10,264
11/30/22	$13,665	$22,302	$10,740	$10,641
12/31/22	$13,114	$21,017	$10,778	$10,593
1/31/23	$13,667	$22,337	$10,812	$10,919
2/28/23	$13,609	$21,792	$10,847	$10,637
3/31/23	$13,827	$22,592	$10,894	$10,907
4/30/23	$13,798	$22,945	$10,929	$10,973
5/31/23	$13,478	$23,045	$10,971	$10,854
6/30/23	$13,987	$24,568	$11,021	$10,815
7/31/23	$14,278	$25,357	$11,065	$10,808
8/31/23	$14,220	$24,953	$11,115	$10,738
9/30/23	$14,060	$23,763	$11,166	$10,466
10/31/23	$13,827	$23,264	$11,216	$10,300
11/30/23	$14,468	$25,388	$11,266	$10,767
12/31/23	$14,847	$26,542	$11,319	$11,179
1/31/24	$14,539	$26,988	$11,367	$11,148
2/29/24	$14,510	$28,429	$11,414	$10,991
3/31/24	$14,700	$29,343	$11,465	$11,092
4/30/24	$14,203	$28,145	$11,514	$10,812
5/31/24	$14,422	$29,540	$11,570	$10,995
6/30/24	$14,525	$30,600	$11,617	$11,100
7/31/24	$15,257	$30,973	$11,669	$11,359
8/31/24	$15,330	$31,724	$11,725	$11,522
9/30/24	$15,506	$32,402	$11,776	$11,676
10/31/24	$15,520	$32,108	$11,820	$11,387
11/30/24	$15,755	$33,993	$11,865	$11,507
12/31/24	$15,691	$33,182	$11,913	$11,319
1/31/25	$15,883	$34,106	$11,957	$11,379
2/28/25	$16,060	$33,661	$11,995	$11,629
3/31/25	$15,986	$31,765	$12,035	$11,634
4/30/25	$16,060	$31,549	$12,077	$11,679
5/31/25	$16,458	$33,535	$12,121	$11,596

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
AltShares Event-Driven ETF NAV Returns	14.11%	8.68%	5.11%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance of the predecessor mutual fund reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$5,234,889
Number of Portfolio Holdings	93
Total Advisory Fees Paid	$60,774
Portfolio Turnover Rate	480%

On September 20, 2021, the Fund converted from a mutual fund to an exchange-traded fund and performance prior to that date is of the predecessor mutual fund. In addition, performance prior to May 12, 2019 does not reflect the Fund's current investment strategy. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Cyclical	21.38%
Financials	17.56%
Consumer, Non-cyclical	16.27%
Telecommunication Services	11.44%
Technology	9.31%
Industrials	8.82%
Energy	7.81%
Materials	4.75%
Utilities	2.66%

Region Weighting (% of Total Investments)

Value	Value
Americas	90.63%
EMEA	9.37%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/evnt.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Event-Driven ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2025

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about AltShares Merger Arbitrage ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Merger Arbitrage ETF	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and financials were the Fund’s top performing sectors, while health care was the only sector that detracted from returns. Top contributors included the acquisition of Catalent by Novo Holdings, the acquisition of ANSYS by Synopsys, and the acquisition of Liberty Broadband Corp by Charter Communications. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and the acquisition of Surmodics by GTCR Golder Rauner.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is since the inception date of the Fund (5/7/20).

Total Return Based on $10,000 Investment*

	AltShares Merger Arbitrage ETF $12,262	S&P 500® Index $22,440	Water Island Merger Arbitrage USD Hedged Index $13,118	ICE BofA U.S. 3-Month Treasury Bill Index $11,424	Bloomberg U.S. Aggregate Bond Index $9,653
5/7/20	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/20	$9,788	$10,710	$9,795	$10,000	$10,101
6/30/20	$9,764	$10,923	$9,772	$10,002	$10,165
7/31/20	$10,172	$11,538	$10,205	$10,004	$10,317
8/31/20	$10,188	$12,368	$10,251	$10,005	$10,234
9/30/20	$10,172	$11,898	$10,242	$10,006	$10,228
10/31/20	$10,284	$11,581	$10,363	$10,007	$10,182
11/30/20	$10,400	$12,849	$10,473	$10,008	$10,282
12/31/20	$10,420	$13,343	$10,518	$10,009	$10,296
1/31/21	$10,370	$13,209	$10,487	$10,010	$10,223
2/28/21	$10,317	$13,573	$10,438	$10,011	$10,075
3/31/21	$10,366	$14,167	$10,490	$10,011	$9,949
4/30/21	$10,531	$14,923	$10,676	$10,011	$10,028
5/31/21	$10,625	$15,028	$10,790	$10,012	$10,061
6/30/21	$10,601	$15,378	$10,771	$10,011	$10,131
7/31/21	$10,535	$15,744	$10,720	$10,012	$10,245
8/31/21	$10,584	$16,222	$10,767	$10,012	$10,225
9/30/21	$10,601	$15,468	$10,800	$10,013	$10,136
10/31/21	$10,691	$16,552	$10,826	$10,012	$10,134
11/30/21	$10,691	$16,437	$10,859	$10,013	$10,164
12/31/21	$10,753	$17,174	$10,948	$10,014	$10,138
1/31/22	$10,765	$16,285	$10,919	$10,013	$9,919
2/28/22	$10,839	$15,797	$10,960	$10,014	$9,809
3/31/22	$10,909	$16,384	$11,015	$10,017	$9,536
4/30/22	$10,839	$14,955	$10,984	$10,019	$9,174
5/31/22	$10,757	$14,983	$10,930	$10,026	$9,233
6/30/22	$10,753	$13,746	$10,914	$10,028	$9,089
7/31/22	$10,913	$15,013	$11,082	$10,033	$9,311
8/31/22	$11,037	$14,401	$11,158	$10,049	$9,048
9/30/22	$10,959	$13,075	$11,095	$10,074	$8,657
10/31/22	$11,218	$14,133	$11,332	$10,090	$8,544
11/30/22	$11,004	$14,923	$11,172	$10,123	$8,859
12/31/22	$11,032	$14,063	$11,210	$10,159	$8,819
1/31/23	$10,963	$14,947	$11,178	$10,191	$9,090
2/28/23	$10,959	$14,582	$11,150	$10,224	$8,855
3/31/23	$10,894	$15,118	$11,189	$10,268	$9,080
4/30/23	$10,963	$15,354	$11,272	$10,301	$9,135
5/31/23	$10,654	$15,420	$11,148	$10,341	$9,036
6/30/23	$10,886	$16,439	$11,372	$10,388	$9,003
7/31/23	$10,980	$16,967	$11,470	$10,430	$8,997
8/31/23	$11,160	$16,697	$11,673	$10,477	$8,940
9/30/23	$11,242	$15,901	$11,762	$10,525	$8,712
10/31/23	$11,259	$15,567	$11,779	$10,572	$8,575
11/30/23	$11,340	$16,988	$11,879	$10,619	$8,963
12/31/23	$11,478	$17,760	$12,043	$10,669	$9,306
1/31/24	$11,426	$18,059	$12,000	$10,714	$9,281
2/29/24	$11,512	$19,023	$12,105	$10,758	$9,150
3/31/24	$11,606	$19,635	$12,215	$10,807	$9,234
4/30/24	$11,448	$18,833	$12,064	$10,853	$9,001
5/31/24	$11,533	$19,767	$12,177	$10,905	$9,153
6/30/24	$11,550	$20,476	$12,208	$10,950	$9,240
7/31/24	$11,726	$20,725	$12,410	$10,999	$9,456
8/31/24	$11,859	$21,228	$12,560	$11,051	$9,592
9/30/24	$11,889	$21,681	$12,596	$11,099	$9,720
10/31/24	$11,962	$21,485	$12,691	$11,141	$9,479
11/30/24	$11,915	$22,746	$12,650	$11,184	$9,579
12/31/24	$11,941	$22,204	$12,691	$11,229	$9,423
1/31/25	$12,088	$22,822	$12,870	$11,270	$9,473
2/28/25	$12,205	$22,524	$13,011	$11,306	$9,681
3/31/25	$12,210	$21,255	$13,039	$11,344	$9,685
4/30/25	$12,197	$21,111	$13,042	$11,383	$9,723
5/31/25	$12,262	$22,440	$13,118	$11,424	$9,653

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	Since Inception 5/7/20
AltShares Merger Arbitrage ETF NAV Returns	6.32%	4.61%	4.10%
S&P 500® Index	13.52%	15.94%	17.29%
Water Island Merger Arbitrage USD Hedged Index	7.73%	6.02%	5.50%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	2.66%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	-0.77%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$86,658,295
Number of Portfolio Holdings	103
Total Advisory Fees Paid	$421,399
Portfolio Turnover Rate	431%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions. The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Water Island Merger Arbitrage USD Hedged Index.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Cyclical	23.68%
Consumer, Non-cyclical	21.61%
Telecommunication Services	15.27%
Financials	12.50%
Industrials	11.40%
Utilities	8.24%
Technology	3.76%
Materials	3.26%
Energy	0.28%

Region Weighting (% of Total Investments)

Value	Value
Americas	83.35%
EMEA	16.65%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/arb.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Merger Arbitrage ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2025

(b)	Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial expert is Francis X. Tracy, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The following fees paid to EY, the Registrant’s former principal accounting firm, are for services rendered for the fiscal year ended May 31, 2024, and fees paid to Cohen & Company, Ltd. (“Cohen”), the Registrant’s current principal accounting firm, are for services rendered for the fiscal year ended May 31, 2025.

(a)	Audit Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, the aggregate fees billed for professional services rendered by Cohen and EY for the audit of the Registrant’s annual financial statements were $34,000 and $34,600, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, the aggregate fees billed for assurance and related services by Cohen and EY that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, aggregate fees of $10,000 and $14,757, respectively, were billed for professional services rendered by Cohen and EY for tax compliance, tax advice, and tax planning. Services for which fees in the Tax Fees category are billed include Cohen’s and EY’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s and EY’s review of excise tax distribution calculations and EY’s identification and analyzation of the passive foreign investment company status of foreign corporate equities.

(d)	All Other Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, no fees were billed to the Registrant by Cohen and EY for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Cohen and EY for the fiscal years ended May 31, 2025 and May 31, 2024 were $10,000 and $14,757, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately-designated standing Audit Committee. Francis X. Tracy and Nancy M. Morris, each of whom is an independent trustee, are the members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Annual Financial Statements and Additional Information

May 31, 2025

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

TABLE OF CONTENTS

Item 7: Portfolio of Investments
AltShares Merger Arbitrage ETF	1
AltShares EventDriven ETF	7
Financial Statements and Financial Highlights
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights
AltShares Merger Arbitrage ETF	16
AltShares Event-Driven ETF	17
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	28
Other Information	29
Item 8. Changes in and Disagreements with Accountants
Item 9. Proxy Disclosures
Item 10. Remuneration Paid to Directors, Officers, and Others
Item 11. Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract

AltShares Merger Arbitrage ETF  Portfolio of Investments

May 31, 2025

	Shares	Value
COMMON STOCKS - 92.63%
Advertising - 1.64%
Interpublic Group of Cos., Inc.	59,459	$1,424,638
Aerospace & Defense - 4.40%
Triumph Group, Inc.(a)	147,841	3,812,819
Apparel - 5.37%
Skechers USA, Inc., Class A(a)	75,001	4,653,062
Banks - 1.06%
HarborOne Bancorp, Inc.(b)	61,172	696,137
Southern States Bancshares, Inc.(b)	6,406	220,943
		917,080
Biotechnology - 6.16%
Inozyme Pharma, Inc.(a)(b)	199,176	790,729
SpringWorks Therapeutics, Inc.(a)	97,452	4,551,983
		5,342,712
Capital Market - 0.78%
Bridge Investment Group Holdings, Inc., Class A(b)	73,191	673,357
Commercial Services - 6.93%
Cross Country Healthcare, Inc.(a)(b)	108,702	1,432,692
Dun & Bradstreet Holdings, Inc.(b)	432,994	3,901,276
Global Blue Group Holding AG(a)	89,964	668,433
		6,002,401
Distribution/Wholesale - 3.90%
H&E Equipment Services, Inc.	35,678	3,376,566
Diversified Financial Services - 4.29%
CI Financial Corp.	162,389	3,719,085
Electric - 7.68%
Innergex Renewable Energy, Inc.	278,381	2,770,929
TXNM Energy, Inc.(b)	68,583	3,887,970
		6,658,899
Electronics - 3.23%
FARO Technologies, Inc.(a)(b)	66,114	2,801,250
Entertainment - 2.23%
Everi Holdings, Inc.(a)(b)	136,816	1,930,474
Environmental Control - 2.07%
Renewi PLC	153,666	1,795,052
Food - 5.17%
Kellanova	54,172	4,476,232
Healthcare - Products - 1.90%
Biotage AB	111,610	1,650,817
Home Builders - 1.34%
Landsea Homes Corp.(a)	103,000	1,160,810
Insurance - 2.21%
ProAssurance Corp.(a)	82,637	1,916,352
Internet - 7.32%
Deliveroo PLC(a)(c)	773,725	1,829,549
Just Eat Takeaway.com N.V.(a)(c)	204,134	4,511,675
		6,341,224
Iron/Steel - 3.04%
Radius Recycling, Inc.(b)	88,923	2,633,010

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2025

	Shares	Value
COMMON STOCKS - 92.63% (Continued)
Lodging - 4.28%
Playa Hotels & Resorts NV(a)	275,434	$3,707,342
Oil & Gas Services - 0.26%
ChampionX Corp.	9,500	228,665
Pharmaceuticals - 0.00%(d)
Calliditas Therapeutics AB(a)(e)(f)	1	22
Retail - 4.98%
H&T Group PLC	450	3,844
Walgreens Boots Alliance, Inc.(b)	383,192	4,310,910
		4,314,754
Savings & Loans - 2.72%
Brookline Bancorp, Inc.(b)	82,992	857,308
Pacific Premier Bancorp, Inc.	70,661	1,498,013
		2,355,321
Software - 3.51%
AvidXchange Holdings, Inc.(a)(b)	310,489	3,039,687
Telecommunications - 5.23%
Frontier Communications Parent, Inc.(a)(b)	125,109	4,532,699
GCI Liberty, Inc.(a)(e)	2,728	—
		4,532,699
Transportation - 0.93%
Andlauer Healthcare Group, Inc.	20,699	806,180
TOTAL COMMON STOCKS (Cost $79,548,660)		80,270,510

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 5.56%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	4.227	%(g)	2,411,491	$2,411,491
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.373	%(g)	2,411,492	2,411,492
				4,822,983
TOTAL SHORT-TERM INVESTMENTS (Cost $4,822,983)				4,822,983
Total Investments - 98.19% (Cost $84,371,643)				85,093,493
Other Assets in Excess of Liabilities - 1.81%(h)				1,564,802
NET ASSETS - 100.00%				$86,658,295

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At May 31, 2025, the aggregate fair market value of those securities was $22,900,320, representing 26.43% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, these securities had a total value of $6,341,224 or 7.32% of net assets.

(d)  Less than 0.005% of net assets.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2025, the total fair market value of these securities was $22, representing 0.0% of net assets.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2025

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22 or 0.0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Calliditas Therapeutics AB	09/18/2024	$20
Total		$20

(g)  Rate shown is the 7-day effective yield as of May 31, 2025.

(h)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.67%)
COMMON STOCKS SOLD SHORT - (0.67%)
Advertising - (0.06%)
Omnicom Group, Inc.	(644)	$(47,295)
Banks - (0.61%)
Eastern Bankshares, Inc.	(35,295)	(529,425)
TOTAL SECURITIES SOLD SHORT (Proceeds $577,214)		$(576,720)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Apollo Global Management, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	$—	$—	$35,837	USD	709,084	$35,837
Morgan Stanley & Co./ Upon Termination	Berkshire Hills Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	86,635	USD	942,435	86,635
Morgan Stanley & Co./ Upon Termination	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	76,215	USD	1,608,373	76,215
Morgan Stanley & Co./ Upon Termination	Herc Holdings, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	9,982	USD	255,942	9,982
						$208,669			$208,669
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	FB Financial Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	$—	$—	$(4,501)	USD	218,511	$(4,501)
Morgan Stanley & Co./ Upon Termination	Omnicom Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(5,511)	USD	1,471,299	(5,511)
						$(10,012)			$(10,012)

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2025

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	2,903,350	USD	2,054,147	Morgan Stanley & Co.	06/16/2025	$62,933
USD	27,012	DKK	177,000	Morgan Stanley & Co.	06/16/2025	47
EUR	706,630	USD	799,192	Morgan Stanley & Co.	06/16/2025	3,800
USD	115,280	EUR	100,930	Morgan Stanley & Co.	06/16/2025	587
GBP	2,390,700	USD	3,164,779	Morgan Stanley & Co.	06/16/2025	56,523
USD	285,890	GBP	211,600	Morgan Stanley & Co.	06/16/2025	774
NOK	6,083,900	USD	577,871	Morgan Stanley & Co.	06/16/2025	18,149
SEK	1,765,700	USD	183,837	Morgan Stanley & Co.	06/16/2025	484
USD	270,896	SEK	2,581,420	Morgan Stanley & Co.	06/16/2025	1,423
						$144,720
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	9,288,509	CAD	13,130,940	Morgan Stanley & Co.	06/16/2025	$(286,383)
DKK	12,902,200	USD	1,968,730	Morgan Stanley & Co.	06/16/2025	(3,131)
USD	1,870,717	DKK	12,725,200	Morgan Stanley & Co.	06/16/2025	(67,918)
USD	5,232,432	EUR	4,749,620	Morgan Stanley & Co.	06/16/2025	(164,886)
USD	6,380,064	GBP	4,850,100	Morgan Stanley & Co.	06/16/2025	(155,107)
USD	572,983	NOK	6,083,900	Morgan Stanley & Co.	06/16/2025	(23,037)
SEK	6,209,300	USD	651,783	Morgan Stanley & Co.	06/16/2025	(3,598)
USD	2,162,663	SEK	21,220,090	Morgan Stanley & Co.	06/16/2025	(52,487)
						$(756,547)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	73.43%
Netherlands	9.49%
Canada	8.42%
United Kingdom	4.18%
Sweden	1.90%
Switzerland	0.77%
Other Assets in Excess of Liabilities	1.81%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

DKK - Danish krone

EUR - Euro

GBP - British pound

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SEK - Swedish krona

USD - United States Dollar

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2025

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$1,424,638	$—	$—	$1,424,638
Aerospace & Defense	3,812,819	—	—	3,812,819
Apparel	4,653,062	—	—	4,653,062
Banks	917,080	—	—	917,080
Biotechnology	5,342,712	—	—	5,342,712
Capital Market	673,357	—	—	673,357
Commercial Services	6,002,401	—	—	6,002,401
Distribution/Wholesale	3,376,566	—	—	3,376,566
Diversified Financial Services	3,719,085	—	—	3,719,085
Electric	6,658,899	—	—	6,658,899
Electronics	2,801,250	—	—	2,801,250
Entertainment	1,930,474	—	—	1,930,474
Environmental Control	1,795,052	—	—	1,795,052
Food	4,476,232	—	—	4,476,232
Healthcare - Products	1,650,817	—	—	1,650,817
Home Builders	1,160,810	—	—	1,160,810
Insurance	1,916,352	—	—	1,916,352
Internet	6,341,224	—	—	6,341,224
Iron/Steel	2,633,010	—	—	2,633,010
Lodging	3,707,342	—	—	3,707,342
Oil & Gas Services	228,665	—	—	228,665
Pharmaceuticals	—	—	22	22
Retail	4,314,754	—	—	4,314,754
Savings & Loans	2,355,321	—	—	2,355,321
Software	3,039,687	—	—	3,039,687
Telecommunications	4,532,699	—	0	4,532,699
Transportation	806,180	—	—	806,180
Short-Term Investments	4,822,983	—	—	4,822,983
TOTAL	$85,093,471	$—	$22	$85,093,493
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$144,720	$—	$144,720
Equity Swaps	208,669	—	—	208,669
Liabilities
Common Stocks**	(576,720)	—	—	(576,720)
Forward Foreign Currency Exchange Contracts	—	(756,547)	—	(756,547)
Equity Swaps	(10,012)	—	—	(10,012)
TOTAL	$(378,063)	$(611,827)	$—	$(989,890)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended May 31, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of May 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2025
Common Stock	$0	$—	$2	$20	$—	$—	$22	$2
Total	$0	$—	$2	$20	$—	$—	$22	$2

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2025:

Investments in Securities	Fair Value at May 31, 2025	Valuation Technique	Unobservable Input	Range of Values		Weighted Average
Common Stocks	$22	Transaction price	Deal Value	208	SEK	208	SEK

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments

May 31, 2025

	Shares	Value
COMMON STOCKS - 85.32%
Aerospace & Defense - 2.80%
Triumph Group, Inc.(a)	5,677	$146,410
Apparel - 5.10%
Skechers USA, Inc., Class A(a)	2,986	185,251
VF Corp.(b)	6,580	81,987
		267,238
Biotechnology - 5.25%
Aura Biosciences, Inc.(a)	8,778	51,439
SpringWorks Therapeutics, Inc.(a)	4,783	223,414
		274,853
Commercial Services - 3.66%
Cross Country Healthcare, Inc.(a)	1,467	19,335
Dun & Bradstreet Holdings, Inc.	19,132	172,379
		191,714
Distribution/Wholesale - 4.97%
H&E Equipment Services, Inc.(b)	2,750	260,260
Diversified Financial Services - 2.62%
CI Financial Corp.	5,981	136,979
Electric - 1.62%
TXNM Energy, Inc.	1,493	84,638
Electronics - 2.42%
FARO Technologies, Inc.(a)(b)	2,986	126,517
Entertainment - 3.81%
Caesars Entertainment, Inc.(a)(b)	2,151	57,819
Penn Entertainment, Inc.(a)(b)	9,566	141,864
		199,683
Healthcare - Services - 3.23%
Amedisys, Inc.(a)(b)	1,797	169,044
Insurance - 7.43%
Enstar Group Ltd.(a)(b)	540	180,905
ProAssurance Corp.(a)	8,967	207,945
		388,850
Internet - 2.52%
Just Eat Takeaway.com NV(a)(c)	5,981	132,189
Iron/Steel - 4.81%
U.S. Steel Corp.(d)	4,684	252,093
Lodging - 1.90%
Marcus Corp.(b)	644	11,901
Playa Hotels & Resorts NV(a)	6,500	87,490
		99,391
Media - 1.87%
Paramount Global, Class B(d)	8,073	97,683
Oil & Gas - 5.17%
Hess Corp.	1,752	231,597
Weatherford International PLC	894	38,978
		270,575
Oil & Gas Services - 2.75%
ChampionX Corp.	5,981	143,963
Pharmaceuticals - 1.49%
Amneal Pharmaceuticals, Inc.(a)(b)	8,967	65,638
Bayer AG, ADR	1,764	12,472
		78,110

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2025

	Shares	Value
COMMON STOCKS - 85.32% (Continued)
Real Estate - 1.81%
McGrath RentCorp	45	$5,057
Redfin Corp.(a)	8,967	89,580
		94,637
Real Estate Investment Trusts - 0.88%
InterRent Real Estate Investment Trust	4,648	46,231
Retail - 2.80%
Dick's Sporting Goods, Inc.	499	89,491
Foot Locker, Inc.(a)(b)	2,396	56,929
		146,420
Savings & Loans - 2.91%
Pacific Premier Bancorp, Inc.(b)	7,179	152,195
Semiconductors - 0.67%
Intel Corp.(b)	1,797	35,131
Software - 7.79%
ANSYS, Inc.(a)(b)	407	134,644
AvidXchange Holdings, Inc.(a)(b)	14,079	137,833
E2open Parent Holdings, Inc.(a)	19,000	60,990
Informatica, Inc., Class A(a)(d)	3,095	74,311
		407,778
Telecommunications - 2.82%
Juniper Networks, Inc.(b)	4,103	147,421
Transportation - 2.22%
Andlauer Healthcare Group, Inc.	2,986	116,298
TOTAL COMMON STOCKS (Cost $4,468,899)		4,466,301

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 14.61%
Auto Parts & Equipment - 1.18%
Dana, Inc.	06/15/2028	5.625%	$62,000	$61,706
Commercial Services - 1.80%
Boost Newco Borrower LLC(c)	01/15/2031	7.500%	89,000	94,167
Diversified Financial Services - 1.47%
Nationstar Mortgage Holdings, Inc.(c)	08/15/2028	5.500%	77,000	76,832
Electric - 1.08%
Calpine Corp.(c)	03/15/2028	5.125%	57,000	56,505
Entertainment - 1.92%
Everi Holdings, Inc.(c)	07/15/2029	5.000%	100,000	100,754
Healthcare - Products - 1.07%
Bausch & Lomb Corp.(c)	10/01/2028	8.375%	54,000	55,828
Insurance - 0.71%
AssuredPartners, Inc.(c)	01/15/2029	5.625%	37,000	36,975
Machinery - Diversified - 1.51%
TK Elevator Holdco GmbH(c)	07/15/2028	7.625%	79,000	79,110
Telecommunications - 3.87%
Frontier Communications Holdings LLC(c)	05/15/2030	8.750%	193,000	202,800
TOTAL CORPORATE BONDS (Cost $761,113)				764,677

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2025

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.52%
Internet - 0.52%
fuboTV, Inc.	02/15/2026	3.250%	28,000	$27,247
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $27,298)				27,247

	Shares	Value
RIGHTS(a) - 0.09%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	2,000	$916
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	200	320
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	415	1,105
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	639	2,427
TOTAL RIGHTS (Cost $3,791)		4,768

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(g)
Put Options Purchased - 0.00%(g)
Dana, Inc.	09/2025	$9.00	$6,652	4	$0
Paramount Global	07/2025	9.00	60,500	50	0
TOTAL PUT OPTIONS PURCHASED (Cost $6,097)					0
Call Options Purchased - 0.00%(g)
Herc Holdings, Inc.	06/2025	140.00	12,400	1	105
Informatica, Inc.	07/2025	25.00	50,421	21	105
TOTAL CALL OPTIONS PURCHASED (Cost $1,437)					210
TOTAL PURCHASED OPTIONS (Cost $7,534)					210

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.73%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.227	%(h)	202,361	$202,361
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.373	%(h)	202,361	202,361
				404,722
TOTAL SHORT-TERM INVESTMENTS (Cost $404,722)				404,722
Total Investments - 108.27% (Cost $5,673,357)				5,667,925
Liabilities in Excess of Other Assets - (8.27%)(i)				(433,036)
NET ASSETS - 100.00%				$5,234,889

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At May 31, 2025, the aggregate fair market value of those securities was $971,106, representing 18.55% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, these securities had a total value of $835,160 or 15.95% of net assets.

(d)  Underlying security for a written/purchased call/put option.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2025, the total fair market value of these securities was $4,768, representing 0.09% of net assets.

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2025

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,768 or 0.09% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,955
Total		$3,791

(g)  Less than 0.005% of net assets.

(h)  Rate shown is the 7-day effective yield as of May 31, 2025.

(i)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.98%)
COMMON STOCKS SOLD SHORT - (0.98%)
Software - (0.98%)
Synopsys, Inc.	(111)	$(51,502)
TOTAL SECURITIES SOLD SHORT (Proceeds $56,371)		$(51,502)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Paramount Global	07/2025	$12.00	$(13,310)	(11)	$(506)
	06/2025	12.00	(107,690)	(89)	(3,560)
U.S. Steel Corp.	06/2025	44.00	(16,146)	(3)	(3,540)
	06/2025	45.00	(16,146)	(3)	(2,850)
	06/2025	43.00	(16,146)	(3)	(3,387)
	06/2025	41.00	(16,146)	(3)	(3,909)
	06/2025	42.00	(16,146)	(3)	(3,675)
	06/2025	50.00	(53,820)	(10)	(4,600)
TOTAL WRITTEN CALL OPTIONS (Premiums received $11,876)					(26,027)
TOTAL WRITTEN OPTIONS (Premiums received $11,876)					$(26,027)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	$—	$—	$8,107	USD	138,183	$8,107
Morgan Stanley & Co./ Upon Termination	Herc Holdings, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	1,421	USD	36,505	1,421
Morgan Stanley & Co./ Upon Termination	Rocket Cos., Inc.	Received 1 Month-Federal Rate Minus 1633bps (12.000%)	10/03/2025	—	—	11,555	USD	101,409	11,555
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	28,779	USD	97,635	28,779
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	3,549	USD	15,215	3,549
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	31,375	USD	265,660	31,375
						$84,786			$84,786

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2025

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Rate Plus 50bps (4.830%)	10/23/2026	$—	$—	$(794)	USD	62,840	$(794)
Morgan Stanley & Co./ Upon Termination	McGrath RentCorp	Paid 1 Month-Federal Rate Plus 50bps (4.830%)	10/23/2026	—	—	(1,030)	USD	25,917	(1,030)
						$(1,824)			$(1,824)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	301,248	CAD	420,990	Morgan Stanley & Co.	06/16/2025	$(5,732)
USD	247,893	EUR	222,910	Morgan Stanley & Co.	06/16/2025	(5,415)
						$(11,147)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	91.33%
Canada	6.79%
Netherlands	4.19%
Bermuda	3.46%
Germany	1.75%
Ireland	0.75%
Liabilities in Excess of Other Assets	(8.27%)
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$4,466,301	$—	$—	$4,466,301
Corporate Bonds**	—	764,677	—	764,677
Convertible Corporate Bonds**	—	27,247	—	27,247
Rights	—	—	4,768	4,768
Purchased Options	210	—	—	210
Short-Term Investments	404,722	—	—	404,722
TOTAL	$4,871,233	$791,924	$4,768	$5,667,925

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2025

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Equity Swaps	$84,786	$—	$—	$84,786
Liabilities
Common Stocks**	(51,502)	—	—	(51,502)
Written Options	(26,027)	—	—	(26,027)
Forward Foreign Currency Exchange Contracts	—	(11,147)	—	(11,147)
Equity Swaps	(1,824)	—	—	(1,824)
TOTAL	$5,433	$(11,147)	$—	$(5,714)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended May 31, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2025
Rights	$4,394	$—	$374	$—	$—	$—	$—	$4,768	$374
Total	$4,394	$—	$374	$—	$—	$—	$—	$4,768	$374

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2025:

Investments in Securities	Fair Value at May 31, 2025	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Rights	$4,768	Broker Quote	Discount Rate, Probability, Broker Quote	10%, 20.25% - 48.60%, $1.60	10%, 39.16%, $1.60

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statements of Assets and Liabilities

May 31, 2025

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$84,371,643	$5,673,357
At fair value of investments (Note 2)	85,093,493	5,667,925
Cash	22	—
Cash denominated in foreign currency (Cost $1,944,400 and $0)	1,955,439	—
Deposits with brokers for securities sold short (Note 2)	785,719	50,504
Receivable for investment securities sold	2,246	1,039,359
Receivable for capital shares sold	—	1,006,826
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	144,720	—
Unrealized appreciation on swap contracts	208,669	84,786
Dividends and interest receivable	55,455	17,011
Total Assets	88,245,763	7,866,411
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $577,214 and $56,371)	576,720	51,502
Due to bank	—	103,047
Written options, at value (Note 2) (premiums received $0 and $11,876)	—	26,027
Payable for investment securities purchased	204,736	1,540,107
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	756,547	11,147
Unrealized depreciation on swap contracts	10,012	1,824
Payable for capital shares redeemed	—	892,462
Payable to Adviser (Note 5)	39,453	5,406
Total Liabilities	1,587,468	2,631,522
NET ASSETS	$86,658,295	$5,234,889
NET ASSETS CONSIST OF:
Paid-in capital	$87,550,356	$5,048,493
Distributable earnings (accumulated losses)	(892,061)	186,396
NET ASSETS	$86,658,295	$5,234,889
PRICING OF SHARES:
Net assets	$86,658,295	$5,234,889
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,064,000	469,320
Net asset value per share	$28.28	$11.15

See Notes to Financial Statements.

Annual Report | May 31, 2025

  Statements of Operations

For the Year Ended May 31, 2025

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$949,897	$38,484
Foreign taxes withheld on dividends	(17,439)	(571)
Interest income	—	50,939
Rebates on short sales, net of fees	147,292	8,262
Total Investment Income	1,079,750	97,114
EXPENSES
Investment advisory fees (Note 5)	574,635	60,774
Dividend expense	2,146	2,525
Other expenses	1,500	275
Total Expenses	578,281	63,574
Fees waived or reimbursed by the Adviser (Note 5)	(153,236)	—
Net Expenses	425,045	63,574
NET INVESTMENT INCOME	654,705	33,540
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	4,451,333	340,129
Purchased option contracts	—	(24,824)
Swap contracts	(898,504)	(25,155)
Securities sold short	123,906	6,580
Written option contracts	—	38,257
Forward currency contracts	60,945	3,882
Foreign currency transactions (Note 9)	269	(2,760)
Net change in unrealized appreciation (depreciation) on:
Investments	836,726	189,889
Securities sold short	90,483	4,314
Foreign currency transactions (Note 9)	13,481	39
Purchased option contracts	—	(6,206)
Written option contracts	—	(14,699)
Swap contracts	(74,636)	99,634
Forward currency contracts	(668,668)	(12,171)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	3,935,335	596,909
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,590,040	$630,449

See Notes to Financial Statements.

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  Statements of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024
FROM OPERATIONS
Net investment income	$654,705	$939,515	$33,540	$14,178
Net realized gains (losses) from:
Investments	4,451,333	2,856,542	340,129	215,576
Purchased option contracts	—	—	(24,824)	(26,722)
Swap contracts	(898,504)	(1,976,079)	(25,155)	(65,219)
Securities sold short	123,906	157,513	6,580	(9,780)
Written option contracts	—	33,766	38,257	13,299
Forward currency contracts	60,945	304,137	3,882	4,161
Foreign currency transactions	269	69,703	(2,760)	(891)
Net change in unrealized appreciation (depreciation) on:
Investments	836,726	2,788,146	189,889	29,040
Securities sold short	90,483	(89,989)	4,314	148
Foreign currency transactions	13,481	619	39	87
Purchased option contracts	—	—	(6,206)	(106)
Written option contracts	—	(38,305)	(14,699)	(10,430)
Swap contracts	(74,636)	246,917	99,634	(1,346)
Forward currency contracts	(668,668)	41,582	(12,171)	5,885
Net increase in net assets resulting from operations	4,590,040	5,334,067	630,449	167,880
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(897,830)	—	(34,793)	(18,643)
Decrease in net assets from distributions to shareholders	(897,830)	—	(34,793)	(18,643)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	54,556,586	49,037,487	1,006,826	1,603,802
Payments for shares redeemed	(42,719,975)	(42,487,500)	(892,462)	—
Net increase in net assets from capital share transactions	11,836,611	6,549,987	114,364	1,603,802
TOTAL INCREASE IN NET ASSETS	15,528,821	11,884,054	710,020	1,753,039
NET ASSETS
Beginning of year	71,129,474	59,245,420	4,524,869	2,771,830
End of year	$86,658,295	$71,129,474	$5,234,889	$4,524,869

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of period	$26.90	$24.85	$26.12	$25.81		$24.47
Income (loss) from investment operations
Net investment income (loss)(a)	0.24	0.36	0.15	(0.01)		(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.45	1.69	(0.34)	0.32		2.11
Total from investment operations	1.69	2.05	(0.19)	0.31		2.07
Less distributions
From net investment income	(0.31)	—	(1.08)	—		—
From net realized gains	—	—	—	—		(0.73)
Total distributions	(0.31)	—	(1.08)	—		(0.73)
Net asset value, end of period	$28.28	$26.90	$24.85	$26.12		$25.81
Total return(b)	6.32%	8.25%	(0.88)%	1.20%		8.55%
Net assets, end of period (in 000s)	$86,658	$71,129	$59,245	$78,216		$6,555
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)(d)	0.75%	0.83%	0.76%	0.76%		0.86%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)(e)	0.55%	0.63%	0.56%	0.60	%(f)	0.86%
Net investment income (loss)	0.85%	1.37%	0.56%	(0.02)%		(0.14)%
Portfolio turnover rate	431%	550%	449%	414%		594%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Dividend expense totaled 0.00%, 0.08%, 0.01%, 0.01% and 0.03% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022, 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.00% and 0.08% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)  See Note 5 for a discussion of waiver details.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.55%, 0.55%, 0.55%, 0.59% and 0.75% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)  Reflects the Adviser's contractual advisory fee limit.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025	2024	2023	2022(a)	2021(a)
Net asset value, beginning of period	$9.85	$9.26	$9.64	$13.27	$10.45
Income (loss) from investment operations
Net investment income (loss)(b)	0.07	0.04	0.03	(0.02)	(0.22)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.31	0.61	(0.18)	(1.20)	4.32
Total from investment operations	1.38	0.65	(0.15)	(1.22)	4.10
Less distributions
From net investment income	(0.07)	(0.06)	(0.01)	—	(0.45)
From net realized gains	(0.01)	—	(0.22)	(2.41)	(0.83)
Total distributions	(0.08)	(0.06)	(0.23)	(2.41)	(1.28)
Net asset value, end of period	$11.15	$9.85	$9.26	$9.64	$13.27
Total return(c)	14.01%	7.01%	(1.47)%	(10.57)%	40.98	%(d)
Net assets, end of period (in 000s)	$5,235	$4,525	$2,772	$2,789	$3,699
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.31%	1.30%	1.28%	3.20%	6.88%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.31%	1.30%	1.28%	1.52%	2.30%
Net investment income (loss)	0.69%	0.41%	0.31%	(0.20)%	(1.79)%
Portfolio turnover rate	480%	407%	400%	231%	329%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the year.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.05%, 0.05%, 0.03%, 0.17% and 0.09% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.11% and 0.77% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.26%, 1.25%, 1.25%, 1.24% and 1.44% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Annual Report | May 31, 2025

AltShares Trust ETF Funds  Notes to Financial Statements

May 31, 2025

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds." The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended May 31, 2025, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

Annual Report | May 31, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2025, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Swap agreements are contracts in which one party agrees to make either periodic payments or a net payment upon termination based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with swaps. Swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2025, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Annual Report | May 31, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of May 31, 2025, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$144,720	Unrealized depreciation on forward foreign currency exchange contracts	$756,547
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	208,669	Unrealized depreciation on swap contracts	10,012
		$353,389		$766,559

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$11,147
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	84,786	Unrealized depreciation on swap contracts	1,824
Equity Contracts (purchased option contracts)	Investments: at fair value of investments	210		—
Equity Contracts (written option contracts)		—	Written options, at value	26,027
		$84,996		$38,998

The effect of derivative instruments on the Funds' Statements of Operations for the year ended May 31, 2025, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$60,945	$(668,668)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(898,504)	(74,636)
		$(837,559)	$(743,304)

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$3,882	$(12,171)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(25,155)	99,634
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(24,824)	(6,206)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	38,257	(14,699)
		$(7,840)	$66,558

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

Volume of derivative instruments held by the Funds during the year ended May 31, 2025, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$27,743,977
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(10,300,083)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$1,071,557
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(192,737)
Purchased Option Contracts	Contracts	51
Written Option Contracts	Contracts	(98)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2025. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2025:

Merger Arbitrage ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$208,669	$(10,012)	$198,657	$(198,657)	$—	$—
Total	$208,669	$(10,012)	$198,657	$(198,657)	$—	$—
	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$10,012	$(10,012)	$—	$—	$—	$—
Total	$10,012	$(10,012)	$—	$—	$—	$—

Event-Driven ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$84,786	$(1,824)	$82,962	$(82,962)	$—	$—
Total	$84,786	$(1,824)	$82,962	$(82,962)	$—	$—
	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$1,824	$(1,824)	$—	$—	$—	$—
Total	$1,824	$(1,824)	$—	$—	$—	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Annual Report | May 31, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of May 31, 2025, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the year ended May 31, 2025. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the year ended May 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$316,349,559	$20,416,513
Sales and Maturities	298,564,840	19,981,799

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the year ended May 31, 2025 was $45,711,325 and $722,151 of in-kind purchases of securities and $40,741,813 and $817,577 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively. The realized gain (loss) for the year ended May 31, 2025 of in-kind sales of securities was $3,520,943 and $64,510 for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund's average daily net assets when the Fund's assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund's average daily net assets when the Fund's assets are $100 million or more but less than $200 million. Under the voluntary agreement, no waiver will apply once the Fund's net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days' written notice to the Adviser, and by the Adviser upon 60 days' written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of May 31, 2025, the officers of the Trust were also employees of the Adviser.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Year Ended May 31, 2025		Year Ended May 31, 2024
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	1,950,000	$54,556,586	1,860,000	$49,037,487
Payments for shares redeemed	(1,530,000)	(42,719,975)	(1,600,000)	(42,487,500)
Net increase	420,000	$11,836,611	260,000	$6,549,987
	Year Ended May 31, 2025		Year Ended May 31, 2024
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	90,000	$1,006,826	160,000	$1,603,802
Payments for shares redeemed	(80,000)	(892,462)	—	—
Net increase	10,000	$114,364	160,000	$1,603,802

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to utilization of earnings and profits on shareholder redemptions and redemptions in-kind. These have no effect on the Funds' net assets or net asset value per share.

Annual Report | May 31, 2025

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(3,376,075)	$3,376,075
Event-Driven ETF	(86,693)	86,693

The tax character of dividends and distributions declared and paid during the years ended May 31, 2025 and May 31, 2024 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2025	$897,830	$—	$897,830
	5/31/2024	—	—	—
Event-Driven ETF	5/31/2025	$34,793	$—	$34,793
	5/31/2024	18,643	—	18,643

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Undistributed ordinary income	$—	$161,924
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	625,236	24,794
Capital loss carryover and late year ordinary loss deferrals	(1,517,297)	—
Other Temporary Differences	—	(322)
Total distributable earnings (accumulated loss)	$(892,061)	$186,396

As of May 31, 2025, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$1,585,860	$(973,135)	$612,725	$84,480,768
Event-Driven ETF	118,208	(93,453)	24,755	5,643,170

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, straddle loss deferrals, partnership basis adjustments, premium amortization, unsettled short sales, swap (payable) receivables and forward contracts mark to market.

Capital Losses

As of May 31, 2025, the Merger Arbitrage ETF and the Event-Driven ETF had deferred capital loss carryforwards of $991,081 and $0, respectively, which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Merger Arbitrage ETF and the Event-Driven ETF utilized $49,470 and $14,531, respectively, of capital loss carryforwards during the year ended May 31, 2025.

Late Year Losses

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Merger Arbitrage ETF elected to defer late year losses of $526,216 as of the year ending May 31, 2025.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Management is currently assessing the impact this ASU will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the financial statements.

13. OPERATING SEGMENTS

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds' financial positions or results of operations. The Funds operate as a single operating segment, which is an investment portfolio. The Funds' Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2025

14. CHANGE IN ACCOUNTANT

On November 19, 2024, the Board, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY") ceased to serve as the Funds' independent registered public accounting firm. During the Funds' fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

15. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

Annual Report | May 31, 2025

  Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
AltShares Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AltShares Trust comprising AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF (the "Funds") as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial statements and financial highlights for the years ended May 31, 2024, and prior, were audited by other auditors whose report dated July 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2025

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Other Information

May 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

(a)  Previous independent registered public accounting firm: At a meeting held on November 19, 2024, the Funds' Board of Trustees (the "Board"), upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY"), the independent registered public accounting firm for the Funds' fiscal year ended May 31, 2024, ceased to serve as the Fund's independent registered public accounting firm. EY's audit reports on the Funds' financial statements as of and for the fiscal years ended May 31, 2024 and 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended May 31, 2024 and 2023, and the subsequent interim period through November 25, 2024, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of EY would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds' fiscal years ended May 31, 2024 and 2023 and the subsequent interim period through November 25, 2024, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

(b)  New independent registered public accounting firm: On November 19, 2024, the Board, upon recommendation from the Audit Committee, engaged Cohen as the new independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. During the Funds' fiscal years ended May 31, 2024 and May 31, 2023, and the subsequent interim period through November 25, 2024, the Funds have not consulted with Cohen regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements; or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a "reportable event," as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Each Board member serves as a Board member of each Fund within AltShares Trust. The Board members are not compensated directly by the Funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by each Fund.

Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

As required under the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of AltShares Trust (the "Trust"), which is comprised of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF (each, a "Fund" and, collectively, the "Funds"), determines annually whether to continue each Fund's investment advisory agreement with Water Island Capital, LLC, the investment adviser to each Fund (the "Adviser"). In considering the renewal of the agreements, the Board, including a majority of those Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), as defined in the 1940 Act, met with representatives of the Adviser on May 12, 2025 and May 20, 2025 and in separate executive sessions in advance of and at the May 20, 2025 meeting (collectively, the "Meetings") and approved the continuation of the agreements after concluding that the continuation of the agreements was in the best interests of each Fund and its shareholders.

The Board requested and received materials relating to the agreements in advance of the Meetings. Among other things, the Board considered expense and performance comparisons with other funds in each Fund's peer group as determined by Broadridge Financial Solutions Inc. ("Broadridge"), an independent provider of fund industry data. The Board also considered additional substantial material prepared by the Funds' management, which generally included information including each Fund's average net assets; management fee and expense ratio; investment performance and risk metrics; information about services provided by the Adviser and profitability information. The Board also considered that it had reviewed the Funds' performance and other information requested by the Independent Trustees and provided by the Adviser and other service providers at the Meetings and throughout the year. In reviewing the agreements, the Board considered that the evaluation process with respect to the Adviser is an ongoing one and, in this regard, noted that it would continue to consider information at each regularly scheduled meeting regarding, among other matters, the services provided by the Adviser to the Funds.

In evaluating the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including, among other matters: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and the Adviser's profitability with respect to its services to the Funds; (4) the extent to which economies of scale could be realized by the Adviser as each Fund grows and whether fee levels enable Fund shareholders to share in the benefits of potential economies of scale, if any; and (5) other benefits derived by the Adviser from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board's decision to approve the agreement with respect to each Fund, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. In connection with its deliberations, the Board considered information provided by the Adviser throughout the year at regular Board meetings and between Board meetings, presentations from portfolio managers, as well as information furnished at or in advance of the Meetings.

Nature, Extent, and Quality of Services

Based on the written and oral reports received by the Board prior to and at the Meetings, including in executive session, the Board considered the nature, quality, and extent of the services provided by the Adviser under the advisory agreements. The Board also noted information received at regular meetings and at other times throughout the year related to the services rendered by the Adviser. The Trustees further noted their familiarity with the Adviser prior to the inception of the Funds based on their service as board members of a separate registered, open-end management investment company sponsored and advised by the Adviser.

The Board reviewed information regarding the overall organization and business functions of the Adviser, and considered the background and experience of the Adviser's senior management and the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to each Fund's investment program. In this regard, the Independent Trustees held executive sessions with management in advance of and at the Meetings regarding changes to the Adviser's organizational structure and personnel that went into effect on March 1, 2025, and the rationale for those changes. The Board also considered that the Adviser provides a number of additional services to each Fund, including oversight of Fund service providers, duties with respect to the Funds' valuations, and operation of the Funds' compliance program. The Board considered the steps that the Adviser had taken during the past year to improve performance, including, without limitation, changes in personnel, enhancements in technology,

Annual Report | May 31, 2025

AltShares Trust ETF Funds  Other Information (continued)

May 31, 2025 (Unaudited)

and the Adviser's focus on evaluating risk and performance for the Funds. The Board also received and considered available information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for advisory services. In this regard, the Board noted that the AltShares Merger Arbitrage ETF uses a passively managed, rules-based investment approach and that there are no other accounts managed by the Adviser with a passive investment strategy. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new funds and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Funds.

Investment Advisory Fee Rates and Expenses and Performance

The Board reviewed and considered the contractual advisory fee rate for each Fund in light of the nature, extent and quality of the advisory services provided by the Adviser. The Board received and considered information on the contractual advisory fee rate and gross and net total operating expense ratios for each Fund in comparison to those of a group of funds within the Fund's Morningstar category selected independently by Broadridge (the "Peer Group") as well as to a larger group of funds selected by Broadridge in the same Morningstar category (the "Category"). For each Fund, the Board considered information provided by Broadridge on the Fund's effective advisory fee – that is, the contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Peer Group and Category assuming the other funds were similar in size to the Fund. The contractual advisory fee analysis does not take into account any fee waivers or expense reimbursements. The comparisons place a fund in various quartiles, with the first quartile being the lowest cost funds.

The performance of each Fund for the periods ended March 31, 2025, was compared to the performance of the funds within the Fund's Peer Group as well as to a larger group of funds selected by Broadridge in the same Morningstar category, regardless of asset size ("Performance Category"). The comparisons placed each Fund in various quartiles, with the first quartile being the best performing funds. The Board also received and considered additional information provided by the Adviser on comparisons of the performance of each Fund relative to its target index, in the case of AltShares Merger Arbitrage ETF, or to its performance benchmark index, in the case of AltShares Event-Driven ETF, and to additional securities indices and funds that the Adviser deemed relevant to the Board's considerations. The Independent Trustees also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.

In evaluating the Funds' performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions; the "style" in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Funds; and fund cash flows.

The Board received a description of Broadridge's methodology for determining peer groups, and factored into its evaluation of each Fund's performance, fees and expenses the limitations inherent in the methodology for constructing peer groups and determining, from year to year, which funds should be included in which peer groups, among other things. The Board recognized these inherent limitations and, taking into account commentary and information from management, also recognized that comparisons between a Fund and other funds in a peer category may not be as relevant in certain circumstances, given that in some cases a Fund may notably differ (for example, in its management techniques, product structure or relative size) when compared to other funds in the peer group. The Board considered information provided by Broadridge that each Fund's product structure and investment focus limited the number of potential peers, and therefore the number of funds included in each Fund's peer group was relatively small, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the analysis conducted by Broadridge provided a useful measure of comparative performance.

AltShares Merger Arbitrage ETF

AltShares Merger Arbitrage ETF's performance was compared to that of funds comprising the Morningstar Event Driven Category. The Fund's net total return ranked in the third quartile of the Performance Category for the one-year period and in the second quartile for the three-year period. The Board also received and considered information regarding the tracking error achieved by the Adviser with respect to the Fund's performance relative to its target index, the Water Island Merger Arbitrage USD Hedged Index, as well as comparisons of the Fund's performance to additional securities indices and funds that the Adviser deemed relevant to the Board's considerations. The Board considered that the Fund had underperformed its target index over the three-year period, and further considered the Adviser's explanation of the reasons for the underperformance and the steps that the Adviser had undertaken to improve the tracking error in the future. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the Fund. In evaluating the Fund's performance, the Board considered that a contractual expense limitation was in effect until September 30, 2022 which limited the Fund's advisory fee to 0.55% of the Fund's average daily net assets, and that without this expense limitation and certain voluntary fee waivers undertaken by the Adviser, the Fund's performance would have been lower. The Trustees recognized the Fund's relatively short track record of investment performance.

The Fund's effective advisory fee was in the first quartile of its Category and at the median of its Peer Group, and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of waivers/reimbursements) was in the first quartile for the Category and below the median of the Peer Group. The Board noted that the Category included actively managed funds, while the Fund is passively managed; the Board further noted that the Fund's adjusted expense ratio (i.e., expenses net of any interest or dividends on short positions) is in line with passively managed merger arbitrage ETF peers. The Board further noted that the impact of certain voluntary fee waivers undertaken by the Adviser. In light of the Fund's current size and fee rate, the Board concluded that the fee structure was reasonable.

AltShares Event-Driven ETF

AltShares Event-Driven ETF's performance was compared to that of funds comprising the Morningstar Event Driven Category. The Fund's net total return ranked in the first quartile of the Performance Category for the one-, three-, five- and ten-year periods. The Fund's performance was also compared to the ICE BofA U.S. 3-Month Treasury Bill Index, as well as to additional securities indices and funds that the Adviser deemed relevant to the Board's considerations. The Fund outperformed the ICE BofA U.S. 3-Month Treasury Bill Index for the one-, three-, five- and ten-year periods and since inception. Due to regulatory requirements, the Fund's prospectus compares the Fund's performance to the Standard & Poor's 500® Index as a broad-based securities market index and includes the ICE BofA U.S. 3-Month Treasury Bill Index as an additional index. Taking into account the Fund's non-correlated alternative investment strategy, the Board considered the ICE BofA U.S. 3-Month Treasury Bill Index to be a more appropriate benchmark for evaluating the Fund's relative returns. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the Fund. The Trustees recognized that the Fund succeeded to the assets and operations of its predecessor mutual fund in a conversion transaction that closed on September 17, 2021, and therefore the Fund has a relatively shorter track record of investment performance during its operation as an exchange traded fund. The Trustees further recognized that high, double-digit returns that the predecessor mutual fund had achieved during favorable market conditions were atypical and may not be repeatable.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Other Information (continued)

May 31, 2025 (Unaudited)

The Fund's effective advisory fee was in the third quartile of its Category and Peer Group and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of any waivers/reimbursements) was in the second quartile for the Category and below the median for the Peer Group. It was noted that the median average net asset size of the funds in the Category and Peer Group was significantly larger than that of the Fund. In light of the Fund's current size and fee rate, the Board concluded that the fee structure was reasonable.

Adviser Profitability

The Board considered information on the Adviser's profitability in serving as the investment adviser to the Funds. The Board considered that the Adviser had agreed to bear most of each Fund's expenses under a unitary fee arrangement, as specified in the advisory agreements, that each Fund had gathered relatively limited assets since its inception, and that the Adviser had subsidized the Fund's operations. Based on these and other factors, the Board determined that profitability was not a material factor to be considered in connection with the renewal of the agreements.

Economies of Scale

The Board considered whether the Adviser would realize economies of scale with respect to its services to each Fund as the Fund grows larger, including the extent to which this would be reflected in the level of fees paid by each Fund to the Adviser. The Board noted that the advisory fee rate for each Fund does not include breakpoints, and that it was difficult, given the relatively short operating history of AltShares Merger Arbitrage ETF and relatively smaller asset size of each Fund, to accurately evaluate potential economies of scale. The Board also considered that potential economies of scale may be shared with the Funds in manners other than fee breakpoints or fee waivers, including reinvestments in the Adviser's business, additional new product offerings, and pricing to scale from inception, among others. The Board noted that each Fund has a relatively short operating history as an exchange traded fund (ETF), has not gathered significant assets since its inception, and the Adviser has generally subsidized the expense of each Fund's operations. Based on this and other information, the Board determined that under the circumstances, economies of scale was not a material factor to be considered in connection with the renewal of the agreements.

Other Benefits

The Board evaluated the ancillary (or fall-out) benefits being received by the Adviser as a result of its relationship with the Funds. In particular, the Board considered the Adviser's accrual of soft dollar credits in connection with trading transactions for the Funds. The Board also considered that the potential benefits to be derived by the Adviser included the ability to increase its assets under management and, as a result, to have access to additional research resources and benefit to its reputation. The Board concluded that the fall-out benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to funds. The Board deemed these and any other potential fall-out benefits to be not material to the consideration of the advisory agreements.

Other Factors and Broader Review

As discussed above, the Board considered detailed materials received from the Adviser as part of the annual review and at quarterly meetings throughout the year. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed Fund performance and risk reports and compliance reports along with various reports and information evaluating the Adviser's supervisory oversight of third-party service providers to the Funds.

Conclusion

The Board reviewed a memorandum from independent legal counsel discussing the legal standards applicable to its consideration of the advisory agreements. The Independent Trustees met in executive session with members of the Adviser's senior management and Independent Trustee counsel to review such standards and recent developments in this area of the law. The Board noted that it would continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Fund's advisory arrangement, as outlined in its advisory agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

Annual Report | May 31, 2025

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

104 Fifth Avenue, 9th Floor

New York, NY 10011

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

Custodian

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “Other Information” under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The code of ethics that applies to the registrant's principal executive officer and principal financial officer is attached hereto as EX-19.A.1.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was a change in the Registrant’s independent public accountant (Exhibit attached).

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 7, 2025

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	August 7, 2025